                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 29, 2002

Check here if Amendment [_];  Amendment Number:
This Amendment (Check only one): [_]  is a restatement.
                                 [_]  adds new holdings
                                 [_]  entries.

Institutional Investment Manager Filing this Report:

Name:     David A. Charnes
Address:  CSX Capital Management, Inc.
          901 East Cary Street, Suite 1600
          Richmond, VA   23219

Form 13F File Number: 28-3167

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David A. Charnes
Title:    Vice President
Phone:    (804) 782-6738

Signature, Place, and Date of Signing

    /s/ David A. Charnes             Richmond, VA               April 9, 2002
-----------------------------

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  39

Form 13F Information Table Value Total:  $141,982,950


List of Other Included Managers:    None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                           Form 13F INFORMATION TABLE

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  Name of Issuer             Title of Class    CUSIP       Value      Shares or Share/ PUT/ Invest.   Other Voting Authority Shares
                                                                                                            -----------------------
                                                                      Prin Amt  PRN   CALL Discretion Mgrs. Sole     Shared    None

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
GENUINE PT CO                    Common      372460-10    4,228,550    115,000              Sole                    115,000
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CHUBB CORP                       Common      171232-10    4,020,500     55,000              Sole                     55,000
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CATERPILLER INC COM              Common      149123-10    4,548,000     80,000              Sole                     80,000
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ANDREW CORP COM                  Common      034425-10      836,500     50,000              Sole                     50,000
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INTL BUSINESS MACH CORP COM      Common      459200-10    2,600,000     25,000              Sole                     25,000
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SCHERING-PLOUGH CORP COM         Common      806605-10    3,443,000    110,000              Sole                    110,000
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KIMBERLY-CLARK CORP              Common      494368-10    4,202,250     65,000              Sole                     65,000
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PITNEY BOWES INC COM             Common      724479-10    4,708,000    110,000              Sole                    110,000
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BELLSOUTH CORP COM               Common      079860-10    3,686,000    100,000              Sole                    100,000
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MERCK & COMPANY                  Common      589331-10    3,454,800     60,000              Sole                     60,000
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FORTUNE BRANDS INC               Common      349631-10    4,937,000    100,000              Sole                    100,000
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EXXON MOBIL CORP COM             Common      30231G-10    3,287,250     75,000              Sole                     75,000
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HEWLETT-PACKARD CO               Common      428236-10    2,691,000    150,000              Sole                    150,000
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DOW JONES & CO INC COM           Common      260561-10    2,911,000     50,000              Sole                     50,000
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CHEVRON TEXACO CORP              Common      166764-10    5,416,200     60,000              Sole                     60,000
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INTL PAPER CO COM                Common      460146-10    3,440,800     80,000              Sole                     80,000
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DUKE ENERGY CORP COM             Common      264399-10    3,780,000    100,000              Sole                    100,000
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V F CORP COM                     Common      918204-10    4,325,000    100,000              Sole                    100,000
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WEYERHAEUSER CO                  Common      962166-10    4,085,900     65,000              Sole                     65,000
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GATX CORP                        Common      361448-10    2,385,000     75,000              Sole                     75,000
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ELECTRA DATA SYS CORP COM        Common      285661-10    2,899,500     50,000              Sole                     50,000
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DEERE & CO                       Common      244199-10    4,555,000    100,000              Sole                    100,000
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MINN MNG & MFG CO. COM           Common      604059-10    2,300,200     20,000              Sole                     20,000
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EATON CORP                       Common      278058-10    4,049,000     50,000              Sole                     50,000
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MORGAN J P CHASE & CO            Common      46625H-10    4,456,250    125,000              Sole                    125,000
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NATL CY CORP                     Common      635405-10    3,845,000    125,000              Sole                    125,000
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MARSH & MC LENNAN CO'S INC       Common      571748-10    3,945,900     35,000              Sole                     35,000
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ROWAN CO INC COM                 Common      779382-10    4,608,000    200,000              Sole                    200,000
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VERIZON COMMUNICATIONS COM       Common      92343V-10    2,282,500     50,000              Sole                     50,000
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SBC COMMUNICATIONS INC.          Common      78387G-10    3,744,000    100,000              Sole                    100,000
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ANHEUSER-BUSCH CO INC COM        Common      035229-10    3,393,000     65,000              Sole                     65,000
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MAYTAG CORP COM                  Common      578592-10    4,425,000    100,000              Sole                    100,000
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CONOCO INC                       Common      208251-30    3,939,300    135,000              Sole                    135,000
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EMERSON ELEC CO                  Common      291011-10    2,008,650     35,000              Sole                     35,000
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UTD TECHNOLOGIES CORP COM        Common      913017-10    3,710,000     50,000              Sole                     50,000
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MEADWESTVACO CORP COM            Common      583334-10    3,315,000    100,000              Sole                    100,000
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PPG IND INC COM                  Common      693506-10    4,118,250     75,000              Sole                     75,000
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BRISTOL MYERS SQUIBB CO COM      Common      110122-10    3,441,650     85,000              Sole                     85,000
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SOUTHTRUST CORP COM              Common      844730-10    3,960,000    150,000              Sole                    150,000
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GRAND TOTAL                                             141,982,950  3,275,000                                    3,275,000
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